SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted average discount rate - Operating lease	4.51%	4.51%
Weighted average discount rate - Financing lease		4.65%
Weighted average remaining lease term - Operating lease	24 months	36 months
Weighted average remaining lease term - Financing lease		8 months